PUTNAM EMERGING    GROWTH     FUND
                            PUTNAM GENESIS FUND
                   PUTNAM GLOBAL GROWTH AND INCOME FUND
                         PUTNAM INTERNATIONAL FUND
                             PUTNAM JAPAN FUND
                  (EACH REFERRED TO HEREIN AS A "FUND"),

          EACH A SERIES OF PUTNAM INVESTMENT FUNDS (THE "TRUST")

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           DECEMBER 28, 1995   , as revised January 31, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the funds dated December 28, 1995, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                             TABLE OF CONTENTS
PART  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . I-3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . I-5

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . I-7

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . .I-12

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . .I-13


PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . II-   31

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . II-   42

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . II-   61

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . II-   62

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-67

                                   SAI
                                  PART I

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITH RESPECT TO A FUND WITHOUT A VOTE OF A MAJORITY OF THE
OUTSTANDING VOTING SECURITIES OF SUCH FUND, EACH FUND MAY NOT AND
WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

IT IS CONTRARY TO EACH FUND'S PRESENT POLICY, WHICH MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(3) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(4) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(5) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(6) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

Although certain of the Trust's fundamental investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so. For the purpose of fundamental investment restriction 8 above, the Trust will consider securities backed by the credit of different foreign governments as representing separate industries.

                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that fund, or (2) 67% or more of the shares of that fund present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

PUTNAM GLOBAL GROWTH AND INCOME FUND

Under a Management Contract dated December 2, 1994, as revised July 14, 1995, Putnam Global Growth and Income Fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 0.80% of the first $500 million, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter. Pursuant to the Management Contract, the fund incurred the following fees:

                                               REFLECTING A
                                               REDUCTION IN THE
                                               FOLLOWING AMOUNT
                                               PURSUANT TO AN
FISCAL         MANAGEMENT              EXPENSE
YEAR           FEE PAID                LIMITATION
------         ----------              -----------------

1995           $9,700                  $36,617

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal period indicated.

                              FISCAL           BROKERAGE
                              YEAR             COMMISSIONS
                              ------           ------------

Putnam Global Growth and
   Income Fund                1995             $5,158

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                              DOLLAR
                               VALUE    PERCENT OF
                            OF THESE         TOTAL    AMOUNT OF
                        TRANSACTIONS  TRANSACTIONS  COMMISSIONS
                        ------------  ------------  -----------
Putnam Global Growth
   and Income Fund        $1,513,351        82.82%       $4,306

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The Trust, on behalf of Putnam Global Growth and Income Fund, reimbursed Putnam Management in the following amount for administrative services during fiscal 1995, including the following amount for compensation of certain officers of the fund and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                                            PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                                              COMPENSATION
                           TOTAL                   AND
                       REIMBURSEMENT          CONTRIBUTIONS
                       -------------        ----------------

Putnam Global Growth
  and Income Fund             $30                    $29

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received no sales charges with respect to class A shares during fiscal 1995.

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1995 fiscal year, Putnam Global Growth and Income Fund incurred $6,524 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust
Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for the period ended September 30, 1995)
Putnam Global Growth and Income Fund

                               Class A
Inception date:                1/3/95

TOTAL RETURN                  NAV*    POP**
--------------------------------------------

Life of class                 13.41%  6.87%

*net asset value
**public offering price

ALL FUNDS

TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by each fund other than Putnam Global Growth and Income Fund for fiscal 1996, the fees paid to each Trustee by Putnam Global Growth and Income Fund for fiscal 1995 and the fees paid to each Trustee by all of the Putnam funds during calendar year 1995.

COMPENSATION TABLE
      AGGREGATE COMPENSATION FROM*

                         PUTNAM      PUTNAM
      PUTNAM          GLOBAL GROWTH EMERGING       PUTNAM       PUTNAM         ALL
      GENESIS          AND INCOME    MARKETS    INTERNATIONAL    JAPAN       PUTNAM
TRUSTEES/YEAR             FUND*       FUND          FUND*        FUND*        FUND*     FUNDS**
-----------------------------------------------------------------------------------------------
Jameson A. Baxter/1994   $122       $122          $122         $122         $122      $150,854
Hans H. Estin/1972        122        122           122          122          122       150,854
John A. Hill/1985***      122        122           122          122          122       149,854
Elizabeth T. Kennan/1992  122        122           122          122          122       148,854
Lawrence J. Lasser/1992   122        122           122          122          122       150,854
Robert E. Patterson/1984  122        122           122          122          122       152,854
Donald S. Perkins/1982    122        122           122          122          122       150,854
William F. Pounds/1971    122        122           122          122          122       149,854
George Putnam/1957        122        122           122          122          122       150,854
George Putnam, III/1984   122        122           122          122          122       150,854
Eli Shapiro/1995****      122        122           122          122          122        95,372
A.J.C. Smith/1986         122        122           122          122          122       149,854
W. Nicholas Thorndike/1992122        122           122          122          122       152,854
------------------------------------------------------------------------------------------------
*        Reflects estimated amounts to be paid for fiscal year 1996.  Includes an annual retainer and an attendance fee for each meeting attended.
**       Reflects total payments received from all Putnam funds in the most recent calendar year.  As of December 31, 1995, there were 99 funds in the Putnam family.
***      Includes amounts of compensation deferred pursuant to a Trustee Compensation Deferral Plan.  The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of October 31, 1995 was $26,395.14, including income earned on such amounts.
****     Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

DISTRIBUTION FEES

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, although the funds are not currently making any payments pursuant to the plan. The purpose of the plan is to permit the funds to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sale of shares of the funds, reducing redemptions, or maintaining or providing services provided to shareholders by Putnam Mutual Funds or dealers.

The class A plan provides for payments by the funds to Putnam Mutual Funds at the annual rate of up to 0.35% of a fund's average net assets attributable to class A shares, subject to the authority of the Trustees to reduce the amount of payments or to suspend the class A plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. Should the Trustees decide in the future to approve payments under the plan, shareholders will be notified and this prospectus will be revised.

SHARE OWNERSHIP

At November 30, 1995, the officers and Trustees of the Trust as a group owned 3.67% of the outstanding shares of Putnam Global
Growth and Income Fund and, except as noted below, to the knowledge of the Trust no person owned of record or beneficially
5% or more of the shares of a fund.

                        PUTNAM EMERGING GROWTH FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

                            PUTNAM GENESIS FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

                   PUTNAM GLOBAL GROWTH AND INCOME FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*    96.10%

                         PUTNAM INTERNATIONAL FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

                             PUTNAM JAPAN FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

*   c/o Putnam Investments, One Post Office Square, Boston, MA
    02109

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the Trust in
Part II of this SAI, each of the following persons is also a Vice
President of each fund and Vice President of certain of the Putnam funds. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam
Investments, Inc.

THOMAS R. BOGAN,  Senior Vice President of Putnam Management.
Prior to November, 1994, Mr. Bogan was Senior Analyst at Lord,
Abbett & Co.

PETER CARMAN,  Senior Managing Director of Putnam Management.
Prior to August, 1993, Mr. Carman was Chief Investment Officer,
Chairman of the U.S. Equity Investment Policy Committee and a
Director of Sanford C. Bernstein & Company, Inc.

DAVID L. KING,  Senior Vice President of Putnam Management.

CAROL C. MCMULLEN, Managing Director of Putnam Management. Prior to June, 1995, Ms. McMullen was Senior Vice President and Senior
Portfolio Manager of Baring Asset Management.

JEANNE L. MOCKARD,  Senior Vice President of Putnam Management.

JOHN J. MORGAN, JR.,  Managing Director of Putnam Management.

HUGH H. MULLIN,  Senior Vice President of Putnam Management.

PATRICK O'DONNELL,  Managing Director of Putnam Management.
Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

ANTHONY W. REGAN,  Senior Managing Director of Putnam Management.
Director of Putnam Investments, Inc.  Vice President and Trust
Officer of Putnam Fiduciary Trust Company.

THOMAS V. REILLY,  Managing Director of Putnam Management.

DAVID J. SANTOS,  Vice President of Putnam Management.

JUSTIN M. SCOTT,  Managing Director of Putnam Management.

SHELDON N. SIMON,  Senior Vice President of Putnam Management.

KENNETH J. TAUBES,  Senior Vice President of Putnam Management.
Prior to June, 1991, Mr. Taubes was Senior Vice President of the
Finance Division of U.S. Trust Company.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the independent accountants for Putnam International Fund, Putnam Genesis Fund and Putnam Global Growth and Income Fund (formerly Putnam Global Utilities Fund), and Price Waterhouse LLP, 160 Federal Street, Boston, MA, 02110 are the independent accountants for Putnam Emerging Growth Fund and Putnam Japan Fund, each providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in Putnam Global Growth and Income Fund's (formerly Putnam Global Utilities Fund) Annual Report for the fiscal year ended September 30, 1995, filed electronically on November 30, 1995 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                                                                 PROSPECTUS
                                                            JANUARY 1, 1996

PUTNAM AMERICAN RENAISSANCE FUND
PUTNAM RESEARCH FUND
INVESTMENT STRATEGY:  GROWTH

PUTNAM BALANCED FUND
PUTNAM REAL ESTATE OPPORTUNITIES FUND
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before investing in shares of Putnam American Renaissance Fund, Putnam Balanced Fund, Putnam Real Estate Opportunities Fund or Putnam Research Fund (collectively, the "funds" and each a "fund"), each a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the January 1, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

ABOUT THE FUNDS

EXPENSES SUMMARY                                                          4
This section describes the sales charges, management fees, and annual operating expenses that apply to a fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS                                                      5
Study this table to see, among other things, how a fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVES                                                                8
Read this section to make sure a fund's objective is consistent with your own.

HOW THE FUNDS PURSUE THEIR OBJECTIVES                                     8
This section explains in detail how a fund seeks its investment objective.

 COMMON INVESTMENT POLICIES AND TECHNIQUES; RISK FACTORS                 13
 All investments entail some

   risk    .  Read this section
to make sure you understand certain risks that may be involved when investing in a fund.

HOW PERFORMANCE IS SHOWN                                                 20
This section describes and defines the measures used to assess a fund's performance. All data are based on a fund's past investment results and do not predict future performance.

HOW THE FUNDS ARE MANAGED                                                20
Consult this section for information about a fund's management, allocation of a fund's expenses, and how purchases and sales of
securities are made for    a     fund.

ORGANIZATION AND HISTORY                                                 23
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

HOW TO BUY SHARES                                                        24
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on shares.

DISTRIBUTION PLAN                                                        28
This section tells you what distribution fees are charged against shares of a fund.

HOW TO SELL SHARES                                                       28
In this section you can learn how to sell shares of a fund, either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES                                                   29
Find out in this section how you may exchange shares of a fund for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW A FUND VALUES ITS SHARES                                             30
This section explains how a fund determines the value of its shares.

HOW A FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION                                                              30
This section describes the various options you have in choosing how to receive dividends from a fund. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advice about their own situation.

ABOUT PUTNAM INVESTMENTS, INC.                                           32

Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX                                                                 33
Securities ratings
ABOUT THE FUNDS

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in a fund and estimated expenses which each fund expects to incur in the current fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                     5.75%

Deferred sales charge (as a
percentage of the lower of
original purchase price or
redemption proceeds)                   NONE*

*      A deferred sales charge of up to 1.00% is assessed on
  certain        redemptions of shares that were purchased without an
  initial sales charge.  See "How to buy shares."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                     Total fund
                                                      operating
                                           Other      expenses
                       Management fees   expenses      (after
                       (after expense (after expense   expense
                         limitation)    limitation)  limitation)

American Renaissance        0.00%          1.01%         1.01%
 Fund
Balanced Fund               0.20           0.50          0.70
Real Estate
 Opportunities Fund         0.50           0.50          1.00
Research Fund               0.00           1.01          1.01

The table is provided to help you understand the expenses of investing in a fund and your share of the operating expenses that each fund expects to incur during the current fiscal year. "Other expenses" are based on estimated amounts for each fund's current fiscal year. The estimated annual management fees and "Other expenses" shown in the table reflect an expense limitation currently in effect for each of the funds. In the absence of the expense limitation, estimated management fees, "Other expenses" and total fund operating expenses would be as follows:



                                                      Total Fund
                                           Other       operating
                       Management fees   expenses      expenses

American Renaissance         0.70%         1.41%         2.11%
 Fund
Balanced Fund               0.65           0.50          1.15
Real Estate
 Opportunities Fund         0.70           0.50          1.20
Research Fund               0.65           1.41
   2.06

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                              1 year     3 years

American Renaissance Fund                      $67        $88
Balanced Fund                                  $64        $79
Real Estate Opportunities Fund                 $67        $88
Research Fund                                  $67        $88

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

FINANCIAL HIGHLIGHTS

The following tables present per share financial information for Putnam Balanced Fund and Putnam Real Estate Opportunities Fund. Putnam American Renaissance Fund and Putnam Research Fund had no outstanding shares during these periods. This information has been audited and reported on by the funds' independent accountants. The "Report of independent accountants" and financial statements included in the annual report to shareholders for the 1995 fiscal year for each of Putnam Balanced Fund and Putnam Real Estate Opportunities Fund are incorporated by reference into this prospectus. The annual reports for each of these funds, which contain additional unaudited performance information, are available without charge upon request.

PUTNAM BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         For the period
                                                            January 3, 1995
(commencement         of                                        operations)
                                                        to September 30,
                                                                       1995

NET ASSET VALUE, BEGINNING OF PERIOD              $8.50
INVESTMENT OPERATIONS:
Net investment income                               .23(A)
Net realized and unrealized
 gain on investments                               1.83(A)
TOTAL FROM INVESTMENT OPERATIONS
2.06   (A)
        NET ASSET VALUE, END OF PERIOD                 $10.56
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(B)                                  24.24(C)
NET ASSETS, END OF PERIOD (in thousands)            $1,951
Ratio of expenses to average net assets (%)(D)      .54(A)(C)
Ratio of net investment income
   2.44(A)(C)
 to average net assets (%)
Portfolio turnover (%)                            95.15(C)


(a) Reflects an expense limitation during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.23 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)  Not annualized.
(d) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

PUTNAM REAL ESTATE OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         For the period
                                                            January 3, 1995
                                                              (commencement
                                                             of operations)
                                                              to August 31,
                                                                       1995

NET ASSET VALUE, BEGINNING OF PERIOD                   $8.50
INVESTMENT OPERATIONS:
Net investment income                                    .30(a)
Net realized and unrealized
gain on investments                                      .69
TOTAL FROM INVESTMENT OPERATIONS                         .99
NET ASSET VALUE, END OF PERIOD                         $9.49
TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE (%)(B)                                 11.65(C)
NET ASSETS, END OF PERIOD (in thousands)             $1,829
Ratio of expenses to average net assets (%)                       .48(a)(c)
Ratio of net investment income
  to average net assets (%)                                      3.52(a)(c)
Portfolio turnover (%)                                  5.35(c)

(a)  Reflects an expense limitation in effect during the period.
     As a result of such limitation, expenses for the fund reflect a reduction of $0.21 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
     (c)  Not annualized.
OBJECTIVES

          PUTNAM AMERICAN RENAISSANCE FUND seeks capital appreciation.

          PUTNAM BALANCED FUND seeks capital growth and current income.

          PUTNAM REAL ESTATE OPPORTUNITIES FUND seeks capital growth and current income. The fund concentrates its investments in securities issued by companies in the real estate industries.

          PUTNAM RESEARCH FUND seeks capital appreciation.

Each fund is represented by a separate series of shares of beneficial interest and pursues its investment objective through its separate investment policies. For more information about the investment strategies employed by the funds, see "Common investment policies and techniques; risk factors" below. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

PUTNAM AMERICAN RENAISSANCE FUND

The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc., the Trust's investment manager ("Putnam Management"), believes will benefit from major, long-term trends in the economy, business conditions, consumer behavior or public perceptions of the environment. Putnam Management attempts to identify these trends in their early stages, and then attempts to identify the economic sectors that may benefit from them. In selecting securities from these sectors, Putnam Management will consider a variety of factors, including an issuer's financial strength, competitive position and projected future earnings. In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors that Putnam Management believes may benefit from such trends, are expected by Putnam Management to experience above-average growth.

The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers. Because Putnam Management evaluates securities for the fund based on their potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. In addition, although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on a relatively limited number of sectors of the economy at any given time may make the value of fund shares more susceptible to any single economic, political or regulatory development than the value of shares of a more widely diversified mutual fund. As a result, the value of fund shares may fluctuate more than the value of shares of other equity mutual funds. Achievement of the fund's goals will be dependent not only on Putnam Management's ability to select individual investments, but also on Putnam Management's ability to accurately identify the long-term trends described above and the economic sectors that will benefit from those trends.

Putnam Management expects that under normal market conditions the fund will invest primarily in securities of issuers with equity market capitalizations above $1 billion. However, the fund may also invest in small- to medium-sized companies that have equity market capitalizations below this level. These companies will generally have a proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of capital appreciation. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

PUTNAM BALANCED FUND

The fund will invest in a combination of equity and fixed-income securities. The portion of the fund's assets invested in equity securities and fixed-income securities will vary from time to time in light of the fund's investment objective, changes in interest rates, and economic and other factors. However, under normal market conditions the fund expects to invest at least 25% of its total assets in fixed-income securities, which for this purpose includes debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

In selecting equity securities for the fund's portfolio, Putnam Management focuses on securities which it believes are attractively priced and have good financial strength as well as above average earnings potential. Although the fund's equity investments will typically emphasize issuers with equity market capitalizations in excess of $1 billion, the fund may also invest in small- to medium-sized companies that have equity market capitalizations below this level. These companies generally have a proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

In selecting fixed-income securities for the fund's portfolio, Putnam Management may take full advantage of the entire range of fixed-income securities and may adjust the average maturity of the fund's fixed-income investments from time to time depending on its assessment of relative yields on securities of different
maturities and types and its expectations    of     future
changes in interest rates. The fund's investments in fixed-income securities may include both government and corporate obligations. Consistent with the fund's investment objective, the fund may invest without limit in fixed-income securities rated at the time of purchase at least B by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or in unrated securities determined by Putnam Management to be of comparable quality. Securities in the lower-rated categories are considered to be primarily speculative and may be in default.
See "Common investment policies and techniques; risk factors -- Lower-rated fixed-income securities" below.

The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below.

PUTNAM REAL ESTATE OPPORTUNITIES FUND

Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies principally engaged in the real estate industries. Examples of companies in the real estate industries include real estate investment trusts ("REITs"), real estate developers, mortgage lenders and servicers, construction companies and building material suppliers. Putnam Management deems a particular company to be "principally engaged" in the real estate industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from businesses related to real estate.

The fund expects to invest primarily in common stocks that have the potential for capital appreciation, current income, or both. However, the fund may purchase preferred stocks, debt securities, convertible securities (both bonds and preferred stocks) and warrants if Putnam Management believes they would help achieve the fund's objective. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

RISK FACTORS. Since the fund's investments are concentrated in the real estate industries, the value of its shares can be expected to change in light of factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate ventures or securities issued by companies engaged in businesses related to real estate may include excess supply of real property in certain markets, changes in zoning laws, difficulties in completing construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. In addition, like the performance of other commercial ventures or the securities issued by companies in industries unrelated to real estate, the performance of real estate ventures and securities issued by companies in the real estate industries may be affected by changes in interest rates, prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes), and social and economic trends.

It is currently expected that equity REITs, which own real estate directly, will represent a substantial portion of the fund's investments in REITs. The fund may also invest in mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by changes in the value of the properties to which they have extended credit.
REITs are dependent upon the skill of each REIT's management, may not be diversified and are subject to the risks of financing projects.

REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal
Revenue Code and/or to maintain    an     exemption from the
Investment Company Act of 1940. By investing in REITs indirectly through the fund, a shareholder bears not only a proportionate share of the expenses of the fund, but also, indirectly, similar expenses of the REITs.

The fund could under certain circumstances own real estate directly as a result of a default on debt securities it owns. If the fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "How a fund makes distributions to shareholders; tax information" below.

PUTNAM RESEARCH FUND

The fund invests primarily in common stocks recommended by Putnam Management's Equity Research Department as having the greatest potential for capital appreciation. Because the analysts in Putnam Management's Equity Research Department emphasize fundamental analysis, Putnam Management, when selecting securities for the fund, will focus primarily on individual securities rather than sector or industry weightings. Notwithstanding this focus on individual securities, Putnam Management currently expects that the fund's portfolio will invest in securities representing most (and at times possibly all) of the sectors included in the Standard & Poor's 500 Composite Stock Price Index, although the fund is not an index fund and its portfolio is not intended to replicate the index.

Putnam Management expects that under normal market conditions the fund will invest primarily in securities of issuers with market capitalizations above $500 million. From time to time, however, a portion of the fund's assets may be invested in securities of companies with equity market capitalizations below this level. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of capital appreciation. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

COMMON INVESTMENT POLICIES AND TECHNIQUES; RISK FACTORS

FOREIGN INVESTMENTS

EACH FUND MAY INVEST UP TO 20% OF ITS ASSETS IN SECURITIES PRINCIPALLY TRADED IN FOREIGN MARKETS. Each fund may also purchase Eurodollar certificates of deposit without regard to the 20% limit. Since foreign securities are normally denominated and traded in foreign currencies, the values of a fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable with those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

Each fund may buy or sell foreign currencies, foreign currency
futures    contracts    , foreign currency forward contracts and
put and call options on foreign currencies for hedging purposes in connection with its foreign investments.

A MORE DETAILED EXPLANATION OF FOREIGN INVESTMENTS, AND THE RISKS
AND SPECIAL TAX CONSIDERATIONS ASSOCIATED WITH THEM, IS INCLUDED
IN THE SAI.

LOWER-RATED FIXED-INCOME SECURITIES. Lower-rated fixed-income securities are generally regarded as those rated below Baa by Moody's or BBB by S&P or securities of comparable quality as determined by Putnam Management. These securities are often referred to as "junk bonds" and may include securities in default. Securities rated Baa or BBB, while considered investment-grade, are more vulnerable to adverse economic conditions than securities in the higher rating categories and have speculative elements. Although the values of fixed-income securities generally fluctuate with movements in interest rates, the values of lower-rated fixed-income securities generally fluctuate more than those of higher-rated fixed-income securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

At times, some or all of each fund's fixed-income investments may include securities as to which that fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell these securities only at prices lower than if these securities were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default under these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. The lower ratings of certain fixed-income securities held by a fund reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When a fund invests in fixed-income securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in fixed-income securities in the higher rating categories.

Each fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash

   to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently.

Even though such bonds do not pay current interest in cash, a fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED WITH
INVESTMENT BY A FUND IN SECURITIES IN THE LOWER RATING
CATEGORIES, SEE THE SAI.



   PORTFOLIO TURNOVER.      The length of time a fund has held a
particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions a fund's portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense to a fund, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates for the life of Putnam Balanced Fund and Putnam Real Estate Opportunities Fund are shown in the section, "Financial highlights." While it is impossible to predict portfolio turnover rates for Putnam American Renaissance Fund and Putnam Research Fund, which commenced operations on October 2, 1995, Putnam Management, based on its experience, believes that such rates will not exceed 200% for each fund.



   FINANCIAL FUTURES AND OPTIONS.      Each fund may buy and sell
financial futures contracts on stock indexes and foreign
currencies    , and Putnam Balanced Fund     may buy and sell
financial future contracts on U.S. Government securities and
foreign fixed-income securities.     A futures contract     is a
contract to buy or sell units of a particular    security or
index at an agreed price on a specified future date.  Depending
on the change in value of the    security or     index between
the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on index futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for non-hedging purposes, such as to earn additional income.

THE USE OF INDEX FUTURES AND RELATED OPTIONS INVOLVES CERTAIN
SPECIAL RISKS.  FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS
AND MAY RESULT IN LOSSES.

Certain risks arise because of the possibility of imperfect correlations between movements in the prices of index futures and options and movements in the prices of the underlying stock index or of the portfolio securities that are the subject of the hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option at a particular time. The use of futures and options transactions for purposes other than hedging entails greater risks. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A MORE DETAILED EXPLANATION OF FUTURES AND OPTIONS TRANSACTIONS,
INCLUDING THE RISKS ASSOCIATED WITH THEM, IS INCLUDED IN THE SAI.



   OPTIONS.      Each fund may seek to increase its current
return by writing covered call and put options on securities it owns or in which it may invest. A fund receives a premium from writing a call or put option, which increases the fund's return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, a fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

Each fund may also buy and sell put and call options for hedging purposes. From time to time, each fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options may not exceed 25% of a fund's assets. Each fund's use of these strategies may be limited by applicable law.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS

Each fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. Each fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to a fund if the other party should default on its obligation and such fund is delayed or prevented from recovering the collateral or completing the transaction.

DEFENSIVE STRATEGIES

At times Putnam Management may judge that conditions in the securities markets make pursuing the basic investment strategy of a fund inconsistent with the best interests of such fund's shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of such fund's assets. In implementing these "defensive" strategies, a fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or its agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a fund will use alternative strategies.

DIVERSIFICATION

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets each fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of each fund's total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, such fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

DERIVATIVES

Certain of the instruments in which each fund will invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP EACH FUND LIMIT INVESTMENT RISKS FOR ITS SHAREHOLDERS. These restrictions prohibit each fund, with respect to 75% of its total assets, from acquiring
more than 10% of the voting securities of any    issuer    .*
They also prohibit each fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer, other than the U.S.
government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry, except that under normal market conditions Putnam Real Estate Opportunities
Fund will invest more than 25% of its total assets in issuers in the real estate group of industries;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the funds' other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change a fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

A FUND'S INVESTMENT PERFORMANCE MAY FROM TIME TO TIME BE INCLUDED IN ADVERTISEMENTS ABOUT THE FUND. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of the period. Yield reflects the deduction of the maximum initial sales charge.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT
FUTURE PERFORMANCE.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a fund's portfolio, a fund's operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with each fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Each fund's performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE CONDUCT OF EACH FUND'S BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the funds' other affairs and business.

Each fund pays Putnam Management a quarterly fee for these services based on the fund's average net assets.

The Trust pays a quarterly fee to Putnam Management based on the average net assets of each fund, as determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of each fund's average net assets: Putnam Balanced Fund and Putnam Research Fund - 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter; and Putnam American Renaissance Fund and Putnam Real Estate Opportunities Fund -0.70% of the first $500 million, 0.60% of the next $500 million, 0.55%
of the next $500 million,    0.50% of the next $5 billion, 0.475%
of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

In order to limit the funds' expenses during their start-up periods, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1996 for Putnam American Renaissance Fund and Putnam Research Fund, and through May 31, 1996 for Putnam Balanced Fund and Putnam Real Estate Opportunities Fund, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the Trust's distribution plan) would exceed the following annual rates, expressed as a percentage of each fund's average net assets: Putnam American Renaissance Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund, 1.00%, and Putnam Balanced Fund, 0.70%. For the purpose of determining any such limitation on Putnam Management's compensation, fund expenses shall not reflect the application of credits related to brokerage service and expense offset arrangements that may reduce designated fund expenses. With Trustee approval, these expense limitations may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:

                                  Business experience
                       Year       (at least 5 years)
                      ------      -----------------
Thomas R. Bogan        1995       Employed as an investment
Senior Vice President                  professional by Putnam
 Research Fund                    Management since 1994.
                                  Prior to November, 1994,
                                  Mr. Bogan was Senior
                                  Analyst of Lord, Abbett & Co.

Carol C. McMullen      1995       Employed as an investment
Managing Director                 professional by Putnam
 American Renaissance                  Management since 1995.  Prior
 Fund                             to June, 1995, Ms. McMullen
                                  was Senior Vice President and
                                  Senior Portfolio Manager of
                                  Baring Asset Management.

Jeanne L. Mockard      1995       Employed as an investment
Senior Vice President                  professional by Putnam
 Real Estate Opportunities        Management since 1990.
 Fund

Patrick O'Donnell      1995       Employed as an investment
Managing Director                 professional by Putnam
 Research Fund                    Management since 1994.
                                  Prior to May, 1994, Mr.
                                  O'Donnell was the founder and
                                  President of Exeter Research
                                  Inc.

David J. Santos        1995       Employed as an investment
Vice President                    professional by Putnam
 Balanced Fund                    Management since 1986.


Kenneth J. Taubes      1995       Employed as an investment
Senior Vice President                  professional by Putnam
 Balanced Fund                    Management since 1991.  Prior
                                  to June, 1991, Mr. Taubes
was
                                      Senior Vice President of
the                               Finance Division of U.S. Trust
                                  Company.

Each fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the funds and any other portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the funds or the nature of the services performed and relative applicability to a fund. Each fund also reimburses Putnam Management for a portion of the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the funds. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of the funds' securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of shares of the funds (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. As of
   November 30, 1995    , Putnam Investments, Inc. owned more
than 25% of the shares of each of the funds and therefore may be deemed to "control" each of the funds. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.

The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may be divided without shareholder approval into two or more series of shares representing separate investment portfolios and are currently divided into eleven series of shares. Only shares of Putnam American Renaissance Fund, Putnam Balanced Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund are offered by this prospectus.

Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trustees currently have authorized the issuance of four classes of shares. Only class A shares are currently being offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each fund vote together as a single class, except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. A fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than a minimum amount set by the Trustees (presently 20 shares), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE TRUSTEES OF THE TRUST: GEORGE PUTNAM,* CHAIRMAN. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Principal and Managing Director, First Reserve Corporation; ELIZABETH T. KENNAN, President Emeritus and Professor, Mount Holyoke College; LAWRENCE J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President, Cabot Partners Limited Partnership; DONALD S. PERKINS,* Director of various corporations, including AT&T, Kmart Corporation and Time Warner Inc.; GEORGE PUTNAM, III,* President, New Generation Research, Inc.; ELI SHAPIRO, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. SMITH,* Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees of the Trust are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

The public offering price of shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    SALES CHARGE       AMOUNT OF
                             AS A PERCENTAGE OF:    SALES CHARGE
                             -------------------    REALLOWED TO
                                   NET              DEALERS AS A
AMOUNT OF TRANSACTION           AMOUNT  OFFERING   PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED     PRICE  OFFERING PRICE
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1.00% or 0.50%, respectively, will be imposed if you redeem these shares within the first or second year after purchase, based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In addition, there are no sales charges on shares purchased by participant-directed employee benefit plans with at least 200 eligible employees.

Shares purchased by certain investors investing $1 million or more who have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission as described below are not subject to the CDSC. In determining whether a CDSC is payable, a fund will first redeem shares not subject to any charge. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of fund shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

GENERAL

YOU MAY BE ELIGIBLE TO BUY SHARES AT REDUCED SALES CHARGES.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the order form and in the SAI.

A participant-directed employee benefit plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

Each fund may sell shares at net asset value without an initial sales charge or a CDSC to the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by that fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares of a fund's shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of a fund at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise a fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, no fund will issue share certificates.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, although the Trust is not currently making any payments pursuant to the plan. The purpose of the plan is to permit the Trust to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sale of shares of the funds, reducing redemptions, or maintaining or providing services provided to shareholders by Putnam Mutual Funds or dealers.

The plan provides for payments by the funds to Putnam Mutual Funds at the annual rate of up to 0.35% of a fund's average net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. Should the Trustees decide in the future to approve payments under the plan, shareholders will be notified and this prospectus will be revised.

HOW TO SELL SHARES

You can sell your shares to a fund any day the New York Stock
Exchange is open, either directly to a fund or through your investment dealer. A fund will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO A FUND. Send a signed letter of instruction or stock power form to Putnam Investor Services. The price you will receive is the next net asset value calculated after a fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

A FUND GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE BUSINESS
DAY AFTER YOUR REQUEST IS RECEIVED. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of certain other Putnam funds at net asset value beginning 15 days after purchase. To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of a fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

A FUND CALCULATES THE NET ASSET VALUE OF A SHARE BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW A FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

Putnam American Renaissance Fund and Putnam Research Fund distribute any net investment income and any net realized capital gains at least annually. Putnam Balanced Fund and Putnam Real Estate Opportunities Fund distribute any net investment income at least quarterly and any net realized capital gains at least annually. Capital gains distributions are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

 - Reinvest all distributions from a fund in additional shares of that fund without a sales charge;

 - Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares of that fund without a sales charge; or

 -      Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions from a fund in additional shares of that fund (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in that fund or in another Putnam fund.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Each fund's distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year your fund will notify you of the amount and tax status of distributions paid to you by the fund for the preceding year.

For corporate shareholders, any distributions received by Putnam Real Estate Opportunities Fund from REITs will not qualify for the corporate dividends-received deduction. Putnam Real Estate Opportunities Fund's investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investments in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings; if the fund distributes such amounts, such distribution would constitute a return of capital to fund shareholders for federal income tax purposes.

The foregoing is a summary of certain federal income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the Trust and of other Putnam funds. Putnam Fiduciary Trust Company is the Trust's custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the Trust's investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S

AAA--Debt rated 'AAA' has the highest rating assigned by Standard
& Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A--Debt rated 'A' has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for bonds in higher-rated categories.

BB-B-CCC-CC-C--Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'- rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

PUTNAM AMERICAN RENAISSANCE FUND
PUTNAM BALANCED FUND
PUTNAM REAL ESTATE OPPORTUNITIES FUND
PUTNAM RESEARCH FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Putnam Balanced Fund
Putnam Real Estate Opportunities Fund

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Putnam American Renaissance Fund
Putnam Research Fund

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

PUTNAMINVESTMENTS
        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581


H:\USERS\ACIMAN\B48497X.1
                                                                 PROSPECTUS
                                                            JANUARY 1, 1996


PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
CLASS A, B AND M SHARES
INVESTMENT STRATEGY:  GROWTH

This prospectus explains concisely what you should know before investing in Putnam International New Opportunities Fund (the "fund"), a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the January 1, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

         ABOUT THE FUND


EXPENSES SUMMARY                                                          4
This section describes the sales charges, management fees, and annual operating expenses that apply to the fund's various classes of shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS                                                      5
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVE                                                                 7
Read this section to make sure the fund's objective is consistent with your own.

HOW THE FUND PURSUES ITS OBJECTIVE                              7
This section explains in detail how the fund seeks its investment objective.

  RISK FACTORS.  All investments entail some risk.  Read     8
  this section to make sure you understand certain risks that may be involved when investing in the fund.

HOW PERFORMANCE IS SHOWN                                                 15
This section describes and defines the measures used to assess
the fund's performance.   All data are based on the fund's past
investment results and do not predict future performance.

HOW THE FUND IS MANAGED                                                  16
Consult this section for information about the fund's management, allocation of the fund's expenses, and how purchases and sales of securities are made for the fund.

ORGANIZATION AND HISTORY                                                 17
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS                                           18
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES                                                        19
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION PLANS                                                       24
This section tells you what distribution fees are charged against each class of shares.

HOW TO SELL SHARES                                                       26
In this section you can learn how to sell shares of the fund, either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES                                                   27
Find out in this section how you may exchange shares of the fund for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW THE FUND VALUES ITS SHARES                                           28
This section explains how the fund determines the value of its shares.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION                                                              28
This section describes the various options you have in choosing how to receive dividends from the fund. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advise about their own situation.

ABOUT PUTNAM INVESTMENTS, INC.                                           30

Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and estimated expenses for the current fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 CLASS A                   CLASS B       CLASS M
  SHARES                   SHARES        SHARES
SHAREHOLDER TRANSACTION
EXPENSES

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)             5.75%        NONE*          3.50%*

Deferred sales charge               5.0% in the first
 (as a percentage                    year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or redemption                   eliminated
 proceeds)                 NONE**     thereafter         NONE

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                       Total fund
    Management              12b-1         Other        operating
    feesfees              expenses      expenses
    ----------              -----       --------      ----------

Class A  1.20%              0.25%         0.48%          1.93%
Class B  1.20%              1.00%         0.48%          2.68%
Class M  1.20%              0.75%         0.48%          2.43%

The table is provided to help you understand the expenses of investing in the fund and your share of the operating expenses that the fund expects to incur during its current fiscal year. The 12b-1 fees for the fund reflect amounts currently payable
under the fund's distribution plans.   "Other expenses" are based
on estimated expenses the fund expects to incur during the current fiscal year.

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:
      1 year               3 years

CLASS A                     $86             $115
CLASS B                     $77             $113
CLASS B (NO REDEMPTION)     $27             $83
CLASS M                     $59             $108

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
       Class A shares."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, class B and class M shares. This information has been audited and reported on by the fund's independent accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1995 fiscal period are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


                                                    July 21, 1995  July 21, 1995January 3, 1995
                           (commencement            (commencement  (commencement
                      of operations) to         of operations) to             of operations) to
                                                    September 30       September 30September 30
                                   1995        1995         1995
                                 Class M     Class B      Class A
NET ASSET VALUE,
BEGINNING OF PERIOD                           $10.25        10.25           8.50
INVESTMENT OPERATIONS
Net investment income(a)                                  - (.01)            .02
Net realized and unrealized
loss on investments                                           .04            .04           1.77
TOTAL FROM INVESTMENT
OPERATIONS
NET ASSET VALUE,
END OF PERIOD                      10.29                         10.29     10.29
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(b)(c)                                    0.39
0.29                               21.06
NET ASSETS, END OF PERIOD
 (in thousands)                               $1,259       $7,053        $15,137
Ratio of expenses to
 average net assets (%) (a)(c)(d)    .79         .83         1.23
Ratio of net investment income
to average net assets (%)(a)(c)                             (.15)          (.20)            .86
Portfolio turnover (%)(c)                                    9.24           9.24           9.24

   Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.02 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effects of sales charges.
(c) Not annualized.
(d)  The ratio of expenses to average net assets for the year ended September 30, 1995 includes amounts paid through expense offset arrangements.
OBJECTIVE

PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND SEEKS LONG-TERM
CAPITAL APPRECIATION. The fund is not intended to be a complete investment program, and there is no assurance that the fund will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

THE FUND SEEKS TO INVEST IN COMPANIES THAT HAVE ABOVE-AVERAGE GROWTH PROSPECTS DUE TO THE FUNDAMENTAL GROWTH OF THEIR MARKET SECTOR. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investments in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States. The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes as described below, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country. As a result, Putnam Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one particular sector. The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging securities markets." Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging securities markets. These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets. For a discussion of these risks, see "Risk factors" below.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk.
They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies. Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default. See "Risk factors -- Lower-rated fixed-income securities." The fund may also hold a portion of its assets in cash or high-quality money market instruments.

RISK FACTORS

FOREIGN INVESTMENTS

The fund may invest without limit in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of fund assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable with those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structure in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.


The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Putnam Management may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

The fund may engage in transaction hedging to protect against a change in the foreign currency exchange rate between the date on which the fund contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate as part of its transaction hedging strategies. If conditions warrant, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as part of its transaction hedging strategies. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. The fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

The fund may engage in "position hedging" to protect against the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the foreign currencies for securities which the fund intends to buy, when the fund holds cash reserves or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and put and call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the fund may also purchase or sell foreign currencies on a spot basis.

The currencies of certain foreign countries are not widely traded, and as a result, foreign currency exchange transactions may not be available with respect to such currencies.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies other than those in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Hedging transactions involve costs and may result in losses. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which the fund's investments may be denominated. The fund's ability to engage in hedging transactions may be limited by tax considerations. The fund's hedging transactions may affect the character or amount of its distributions.

A MORE DETAILED EXPLANATION OF FOREIGN INVESTMENTS, AND THE RISKS
AND SPECIAL TAX CONSIDERATIONS ASSOCIATED WITH THEM, IS INCLUDED
IN THE SAI.

INVESTMENTS IN FIXED-INCOME SECURITIES

Although the fund will invest primarily in common stocks, it may also invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income investments. Conversely, during periods of rising interest rates, the value of the fund's fixed-income investments will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major risk exposure to adverse conditions, and may include securities in default. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED WITH
INVESTMENT BY THE FUND IN SECURITIES IN THE LOWER RATING
CATEGORIES, SEE THE SAI.

PORTFOLIO TURNOVER

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense to the fund, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. While it is impossible to predict portfolio turnover rates, Putnam Management believes that such rate will not exceed 200%. The portfolio turnover rate for the fund's first fiscal period is shown in the section "Financial highlights."

FINANCIAL FUTURES AND RELATED OPTIONS

The fund may buy and sell financial futures contracts on stock indexes and foreign currencies. A futures contract is a contract to buy or sell units of a particular stock index, or a certain amount of a foreign currency, at an agreed price on a specified future date. Depending on the change in value of the index or currency between the time the fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling futures contracts, the fund may buy and sell call and put options on futures contracts or on stock indexes. The fund may engage in financial futures and options transactions for hedging purposes and for non-hedging purposes, such as to earn additional income to adjust its exposure to relevant markets.

THE USE OF FUTURES AND OPTIONS INCLUDES CERTAIN SPECIAL RISKS.
FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN
LOSSES.

Certain risks arise because of the possibility of imperfect correlations between movements in the prices of financial futures and options and movements in the prices of the underlying stock index or currency or of the securities or currencies which are the subject of the hedge. The successful use of futures and options further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. The use of futures and options on futures for purposes other than hedging entails greater risks. Because the markets for options and futures on foreign currencies are relatively new and still developing, the fund's ability to engage in such transactions may be limited. Certain provisions of the Internal Revenue Code and certain regulatory requirements may also limit the fund's ability to engage in futures and options transactions.

A MORE DETAILED EXPLANATION OF FUTURES AND OPTIONS TRANSACTIONS,
INCLUDING THE RISKS ASSOCIATED WITH THEM, IS INCLUDED IN THE SAI.

OPTIONS. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options for hedging
purposes.   From time to time, the fund may also buy and sell
combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A MORE DETAILED EXPLANATION OF OPTIONS TRANSACTIONS, INCLUDING
THE RISKS ASSOCIATED WITH THEM, IS INCLUDED IN THE SAI.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS

The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the fund if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

DEFENSIVE STRATEGIES

At times Putnam Management may judge that conditions in the securities markets make pursuing the basic investment strategy of the fund inconsistent with the best interests of the fund's shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund's assets. In implementing these "defensive" strategies, the fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies. In addition, when pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. It is impossible to predict when, or for how long, the fund will use these alternative strategies.

DIVERSIFICATION

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of the fund's total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

DERIVATIVES

Certain of the instruments in which the fund will invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Although the fund may use derivatives for purposes other than hedging, such as to earn additional income, the fund does not consider its use of derivatives for such purposes to be speculative because it expects, whenever appropriate, to either cover its positions or segregate assets sufficient to pay any potential liabilities resulting from such investments. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP THE FUND LIMIT INVESTMENT RISKS FOR ITS SHAREHOLDERS. These restrictions prohibit the fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any, issuer.* They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer (other than the U.S.
government);*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the fund's other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

THE FUND'S INVESTMENT PERFORMANCE MAY FROM TIME TO TIME BE INCLUDED IN ADVERTISEMENTS ABOUT THE FUND. "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT
FUTURE PERFORMANCE.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of the fund's portfolio, the fund's operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The fund's performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE CONDUCT OF THE TRUST'S BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate, expressed as a percentage of the fund's average net assets, of 1.20% of the first $500 million, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                   Business experience
                         Year      (at least 5 years)

Justin M. Scott          1995      Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1988.

The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and any other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the fund or the nature of the services performed and relative applicability to the fund and other portfolios of the Trust. The fund also reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of the fund's securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam International New Opportunities Fund is a series of Putnam Investment Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds. As of November 30, 1995, Putnam Investments, Inc. owned more than 25% of the shares of the fund and therefore may be deemed to "control" the fund.

The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may be divided without shareholder approval into two or more series of shares representing separate investment portfolios and are currently divided into eleven series of shares.

Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are currently divided into three classes. Only the fund's class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of the fund and of each other series of the Trust vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares of the fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than a minimum amount set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE TRUST'S TRUSTEES: GEORGE PUTNAM,* CHAIRMAN. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Principal and Managing Director, First Reserve Corporation; ELIZABETH T. KENNAN, President Emeritus and Professor, Mount Holyoke College; LAWRENCE J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President, Cabot Partners Limited Partnership; DONALD S. PERKINS,* Director of various corporations, including AT&T, Kmart Corporation and Time Warner Inc.; GEORGE PUTNAM, III,* President, New Generation Research, Inc.; ELI SHAPIRO, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. SMITH,* Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trust's Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS

This prospectus offers investors three classes of shares that bear sales charges in different forms and amounts and that bear different levels of expenses:

CLASS A SHARES. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion will also note certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

CLASS M SHARES. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A SHARES

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.


                            SALES CHARGE             AMOUNT OF
                         AS A PERCENTAGE OF:       SALES CHARGE
                         -------------------       REALLOWED TO
                            NET                    DEALERS AS A
AMOUNT OF TRANSACTION     AMOUNT    OFFERING       PERCENTAGE OF
AT OFFERING PRICE ($)    INVESTED     PRICE       OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                6.10%     5.75%           5.00%
 50,000 but under 100,000   4.71      4.50            3.75
100,000 but under 250,000   3.63      3.50            2.75
250,000 but under 500,000   2.56      2.50            2.00
500,000 but under 1,000,000 2.04      2.00            1.75

There is no initial sales charge on purchases of class A shares of $1 million or more. However, a CDSC of 1.00% or 0.50%, respectively, will be imposed if you redeem these shares within the first or second year after purchase, based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In addition, there are no sales charges on shares purchased by participant-directed employee benefit plans with at least 200 eligible employees.

Shares purchased by certain investors investing $1 million or more who have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission as described below are not subject to the CDSC. In determining whether a CDSC is payable, the fund will first redeem shares not subject to any charge. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
(ii) shares otherwise exempt from the CDSC, as described in "How
to buy shares -- General" below.   For other shares, the amount
of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

YEAR     1       2      3       4      5       6     7+
-----------------------------------------------------------
CHARGE  5%      4%     3%      3%     2%      1%     0%

In determining whether a CDSC is payable on any redemption, the fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.

CLASS M SHARES

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 SALES CHARGE        AMOUNT OF
                              AS A PERCENTAGE OF:  SALES CHARGE
                              -------------------  REALLOWED TO
                                 NET               DEALERS AS A
AMOUNT OF TRANSACTION          AMOUNT  OFFERING    PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED   PRICE    OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
 50,000 but under 100,000        2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above 1,000,000      NONE     NONE        NONE

GENERAL

YOU MAY BE ELIGIBLE TO BUY CLASS A SHARES AND CLASS M SHARES AT
REDUCED SALES CHARGES.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the order form and in the SAI.

A participant-directed employee benefit plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge or to class M shares purchased by participant-directed qualified retirement plans with at least 50 eligible employees. The fund may also sell class M shares at net asset value to members of qualified groups.

The fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to the fund's current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the fund's shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the fund at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the fund will not issue certificates for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

CLASS A DISTRIBUTION PLAN. The class A plan provides for payments by the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares.
The Trustees currently limit payments under the class A plan to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares purchased at net asset value, known as "NAV shares," by shareholders investing $1 million or more. Also excluded until one year after purchase are NAV shares purchased by participant-directed qualified retirement plans with at least 200 eligible employees. NAV shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on NAV shares are 100% of the rate stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans purchasing NAV shares, Putnam Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

CLASS B AND CLASS M DISTRIBUTION PLANS.   The class B and class M
plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of 0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

GENERAL. Payments under the plans are intended to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO THE FUND. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

THE FUND GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE BUSINESS
DAY AFTER YOUR REQUEST IS RECEIVED. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE FUND CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN. Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

All fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

If at the end of the fund's fiscal year more than 50% of the value of the fund's total assets represent securities of foreign corporations, the fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes it paid as paid by shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the fund's custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the fund's investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

MAKE THE MOST OF YOUR PUTNAM PRIVILEGES

The following services are available to you as a Putnam mutual fund shareholder.

SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount will be automatically transferred from your checking or savings account.

SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more. You may establish your withdrawal on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange. These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll-free at 1-800-225-1581.

PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

PUTNAMINVESTMENTS

        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

H:\USERS\ACIMAN\B48497X.1
                                  PROSPECTUS
                                                            JANUARY 1, 1996


PUTNAM NEW VALUE FUND
CLASS A, B AND M SHARES
INVESTMENT STRATEGY:  GROWTH

This prospectus explains concisely what you should know before investing in Putnam New Value Fund (the "fund"), a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the January 1, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

         ABOUT THE FUND


EXPENSES SUMMARY                                                          4
This section describes the sales charges, management fees, and annual operating expenses that apply to the fund's various classes of shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS                                                      5
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVE                                                                 7
Read this section to make sure the fund's objective is consistent with your own.

HOW THE FUND PURSUES ITS OBJECTIVE                                        7
This section explains in detail how the fund seeks its investment objective.

  RISK FACTORS.  All investments entail some risk.                        7
  Read this section to make sure you understand certain risks that may be involved when investing in the fund.

HOW PERFORMANCE IS SHOWN                                                 13
This section describes and defines the measures used to assess
the fund's performance.   All data are based on the fund's past
investment results and do not predict future performance.

HOW THE FUND IS MANAGED                                                  13
Consult this section for information about the fund's management, allocation of the fund's expenses, and how purchases and sales of securities are made for the fund.

ORGANIZATION AND HISTORY                                                 15
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS                                           16
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES                                                        18
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION PLANS                                                       22
This section tells you what distribution fees are charged against each class of shares.

HOW TO SELL SHARES                                                       24
In this section you can learn how to sell shares of the fund, either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES                                                   25
Find out in this section how you may exchange shares of the fund for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW THE FUND VALUES ITS SHARES                                           26
This section explains how the fund determines the value of its shares.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION                                                              26
This section describes the various options you have in choosing how to receive dividends from the fund. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advice about their own situation.

ABOUT PUTNAM INVESTMENTS, INC.                                           27

Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and estimated expenses for the current fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 CLASS A                   CLASS B       CLASS M
  SHARES                   SHARES        SHARES
SHAREHOLDER TRANSACTION
EXPENSES

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)             5.75%        NONE*          3.50%*

Deferred sales charge               5.0% in the first
 (as a percentage                    year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or redemption                   eliminated
 proceeds)                 NONE**     thereafter         NONE


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                       Total fund
    Management              12b-1         Other        operating
    feesfees              expenses      expenses
    ----------              -----       --------      ----------

Class A     0.70%           0.25%         0.19%          1.14%
Class B     0.70%           1.00%         0.19%          1.89%
Class M     0.70%           0.75%         0.19%          1.64%


The table is provided to help you understand the expenses of investing in the fund and your share of the operating expenses that the fund expects to incur during its current fiscal year. The 12b-1 fees for the fund reflect amounts currently payable under the fund's distribution plans. "Other expenses" are based on estimated expenses the fund expects to incur during the current fiscal year.

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:
  1 year   3 years

CLASS A                      $78            $92
CLASS B                      $69            $89
   CLASS B (NO REDEMPTION)   $19            $59
CLASS M                      $51            $85

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
       Class A shares."


FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A shares. No class B shares or class M shares were outstanding during the period. This information has been audited and reported on by the fund's independent accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1995 fiscal period are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                               January 3, 1995
                                                (commencement
                                                of operations)
                                                 to August 31,
                                                          1995

  NET ASSET VALUE, BEGINNING OF PERIOD                   $8.50
  INVESTMENT OPERATIONS
  Net investment income                                 .15(a)
  Net realized and unrealized
  gain on investments                                     1.88
  TOTAL FROM INVESTMENT OPERATIONS                     2.03(a)
  Net investment income
  Net realized gain on investments
  TOTAL DISTRIBUTIONS
  NET ASSET VALUE, END OF PERIOD                        $10.53
  TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE (%)(b)                              23.88(c)
  NET ASSETS, END OF PERIOD (in thousands)              $2,473
  Ratio of expenses to average net assets (%)        .51(a)(c)
  Ratio of net investment income
  to average net assets (%)                         1.67(a)(c)
  Portfolio turnover (%)                              51.07(c)


(a) Reflects an expense limitation in effect during the period.
As a result of such limitation, expenses for the fund reflect a reduction of $0.14 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Not annualized.
OBJECTIVE

PUTNAM NEW VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION. The fund is not intended to be a complete investment program, and there is no assurance that it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

The fund will invest primarily in common stocks which Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes are undervalued at the time of purchase and have the potential for long-term capital appreciation. The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers (currently expected to be approximately 40 to 50). Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. Putnam Management's investment decisions for the fund may be contrary to those of most other investors.

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position and projected future earnings. The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of small companies with equity market capitalizations below $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

RISK FACTORS

FOREIGN INVESTMENTS

The fund may invest up to 20% of its assets in securities principally traded in foreign markets. The fund may also purchase Eurodollar certificates of deposit without regard to the 20% limit. Since foreign securities are normally denominated and traded in foreign currencies, the values of fund assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable with those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

The fund may buy or sell foreign currencies and call options on foreign currencies for hedging purposes in connection with its foreign investments.

A MORE DETAILED EXPLANATION OF FOREIGN INVESTMENTS, AND THE RISKS
AND SPECIAL TAX CONSIDERATIONS ASSOCIATED WITH THEM, IS INCLUDED
IN THE SAI.

INVESTMENTS IN FIXED-INCOME SECURITIES

Although the fund will invest primarily in common stocks, it may also invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major risk exposure to adverse conditions, and may include securities in default. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.


FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED WITH
INVESTMENT BY THE FUND IN SECURITIES IN THE LOWER RATING
CATEGORIES, SEE THE SAI.

PORTFOLIO TURNOVER

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense to the fund, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. While it is impossible to predict portfolio turnover rates Putnam Management believes that such will not exceed 200%. The portfolio turnover rate for the life of the fund is shown in the section, "Financial highlights."

STOCK INDEX FUTURES AND OPTIONS

The fund may buy and sell stock index futures contracts. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for non-hedging purposes, such as to earn additional income.

THE USE OF INDEX FUTURES AND RELATED OPTIONS INVOLVES CERTAIN
SPECIAL RISKS.  FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS
AND MAY RESULT IN LOSSES.

Certain risks arise because of the possibility of imperfect correlations between movements in the prices of index futures and options and movements in the prices of the underlying stock index or of the portfolio securities that are the subject of a hedge. The successful use of futures and options further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index futures or option at any particular time. The use of futures and options transactions for purposes other than hedging entails greater risks. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A MORE DETAILED EXPLANATION OF FUTURES AND OPTIONS TRANSACTIONS,
INCLUDING THE RISKS ASSOCIATED WITH THEM, IS INCLUDED IN THE SAI.

OPTIONS

The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options for hedging
purposes.   From time to time, the fund may also buy and sell
combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A MORE DETAILED EXPLANATION OF OPTIONS TRANSACTIONS, INCLUDING
THE RISKS ASSOCIATED WITH THEM, IS INCLUDED IN THE SAI.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS

The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the fund if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

DEFENSIVE STRATEGIES

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of it's shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund's assets. In implementing these "defensive" strategies, the fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government, its agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the fund will use alternative strategies.

DIVERSIFICATION

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of the fund's total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

DERIVATIVES

Certain of the instruments in which the fund will invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP THE FUND LIMIT INVESTMENT RISKS FOR ITS SHAREHOLDERS. These restrictions prohibit the fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any, issuer.* They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer other than the U.S.
government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the fund's other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

THE FUND'S INVESTMENT PERFORMANCE MAY FROM TIME TO TIME BE
INCLUDED IN ADVERTISEMENTS ABOUT THE FUND.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT
FUTURE PERFORMANCE.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of the fund's portfolio, the fund's operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The fund's performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE CONDUCT OF THE TRUST'S BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at an annual rate, expressed as a percentage of the fund's average net assets, of 0.70% of the first $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

In order to limit the fund's expenses during its start-up period, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through May 31, 1996 to the extent that expenses of any class of shares of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the fund's distribution plans) would exceed the annual rate of 1.00% of the average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of credits related to brokerage service and expense offset arrangements that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this SAI would be revised.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                   Business experience
                         Year      (at least 5 years)

David L. King            1995      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1983.

The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and any other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the fund and other portfolios of the Trust or the nature of the services performed and relative applicability to the fund and other portfolios of the Trust. The fund also reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of the fund's securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam    New     Value Fund is a series of Putnam Investment
Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds. As of November 30, 1995, Putnam Investments, Inc. owned more than 25% of the shares of the fund and therefore may be deemed to "control" the fund.

The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may be divided without shareholder approval into two or more series of shares representing separate investment portfolios and are currently divided into eleven series of shares.

Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are currently divided into three classes. Only the fund's class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of the fund and of each other series of the Trust vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares of the fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than a minimum amount set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE TRUST'S TRUSTEES: GEORGE PUTNAM,* CHAIRMAN. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Principal and Managing Director, First Reserve Corporation; ELIZABETH T. KENNAN, President Emeritus and Professor, Mount Holyoke College; LAWRENCE J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President, Cabot Partners Limited Partnership; DONALD S. PERKINS,* Director of various corporations, including AT&T, Kmart Corporation and Time Warner Inc.; GEORGE PUTNAM, III,* President, New Generation Research, Inc.; ELI SHAPIRO, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. SMITH,* Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trust's Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS

This prospectus offers investors three classes of shares that bear sales charges in different forms and amounts and that bear different levels of expenses:

CLASS A SHARES. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion will also note certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

CLASS M SHARES. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A SHARES

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.
                            SALES CHARGE             AMOUNT OF
                         AS A PERCENTAGE OF:       SALES CHARGE
                         -------------------       REALLOWED TO
                            NET                    DEALERS AS A
AMOUNT OF TRANSACTION     AMOUNT    OFFERING       PERCENTAGE OF
AT OFFERING PRICE ($)    INVESTED     PRICE       OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                6.10%     5.75%           5.00%
 50,000 but under 100,000   4.71      4.50            3.75
100,000 but under 250,000   3.63      3.50            2.75
250,000 but under 500,000   2.56      2.50            2.00
500,000 but under 1,000,000 2.04      2.00            1.75

There is no initial sales charge on purchases of class A shares of $1 million or more. However, a CDSC of 1.00% or 0.50%, respectively, will be imposed if you redeem these shares within the first or second year after purchase, based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In addition, there are no sales charges on shares purchased by participant-directed employee benefit plans with at least 200 eligible employees.

Shares purchased by certain investors investing $1 million or more who have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission as described below are not subject to the CDSC. In determining whether a CDSC is payable, the fund will first redeem shares not subject to any charge. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
(ii) shares otherwise exempt from the CDSC, as described in "How
to buy shares -- General" below.   For other shares, the amount
of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

YEAR     1       2      3       4      5       6     7+
-----------------------------------------------------------
CHARGE  5%      4%     3%      3%     2%      1%     0%

In determining whether a CDSC is payable on any redemption, the fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.

CLASS M SHARES

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 SALES CHARGE        AMOUNT OF
                              AS A PERCENTAGE OF:  SALES CHARGE
                              -------------------  REALLOWED TO
                                 NET               DEALERS AS A
AMOUNT OF TRANSACTION          AMOUNT  OFFERING    PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED   PRICE    OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

GENERAL

YOU MAY BE ELIGIBLE TO BUY CLASS A SHARES AND CLASS M SHARES AT
REDUCED SALES CHARGES.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the order form and in the SAI.

A participant-directed employee benefit plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge or to class M shares purchased by participant-directed qualified retirement plans with at least 50 eligible employees. The fund may sell class M shares at net asset value to members of qualified groups.

The fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the fund's shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the fund at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the fund will not issue certificates for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

CLASS A DISTRIBUTION PLAN. The class A plan provides for payments by the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares.
The Trustees currently limit payments under the class A plan to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares purchased at net asset value, known as "NAV shares," by shareholders investing $1 million or more. Also excluded until one year after purchase are NAV shares purchased by participant-directed qualified retirement plans with at least 200 eligible employees. NAV shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on NAV shares are 100% of the rate stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans purchasing NAV shares, Putnam Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

CLASS B AND CLASS M DISTRIBUTION PLANS.   The class B and class M
plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of 0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

GENERAL. Payments under the plans are intended to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO THE FUND. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

THE FUND GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE BUSINESS
DAY AFTER YOUR REQUEST IS RECEIVED. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE FUND CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION The fund distributes any net investment income and any net
realized capital gains at least annually.   Distributions from
net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

All fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the fund's custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the fund's investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
GLOSSARY OF TERMS


BOND          An IOU issued by a government or corporation that
              usually pays   interest.
-----------------------------------------------------------------
CAPITAL       A profit or loss on the sale of securities (stocks
GAIN/LOSS     or bonds).
-----------------------------------------------------------------
CLASS A, B,   Types of shares, each class offering investors a
M SHARES      different choice about how to pay sales charges
              and distribution fees. A fund's prospectus
              explains the availability and attributes of each
              type.
-----------------------------------------------------------------
COMMON        A unit of ownership of a corporation.
STOCK
-----------------------------------------------------------------
DISTRIBUTION  A payment from a mutual fund to shareholders. It may include interest from bonds and dividends from
              stocks (dividend distributions). It may also
              include profits from the sale of securities from
              the fund's portfolio (capital gains
              distributions).
-----------------------------------------------------------------
NET ASSET     The basic value of one share of a mutual fund
VALUE (NAV)   without regard to sales charges. Some bond funds
              aim for a steady NAV, representing stability; most
              stock funds work to raise NAV, representing growth
              in the value of an investment.
-----------------------------------------------------------------
PUBLIC        The purchase price of one class A share or class M
OFFERING      share of a mutual fund, including the applicable
PRICE (POP)   up-front sales charge.
-----------------------------------------------------------------
TOTAL RETURN  A measure of performance showing change in the value of an investment over a given period,
              assuming all earnings are invested back into the
              fund.
-----------------------------------------------------------------
YIELD         The percentage rate at which a fund's portfolio
              earns income from its investments.

MAKE THE MOST OF YOUR PUTNAM PRIVILEGES

The following services are available to you as a Putnam mutual fund shareholder.

SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount will be automatically transferred from your checking or savings account.

SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more. You may establish your withdrawal on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange. These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll-free at 1-800-225-1581.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange. These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll-free at 1-800-225-1581.
PUTNAM FAMILY OF FUNDS

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Diversified Equity Trust
Putnam Europe Growth Fund
Putnam Global Growth Fund
Putnam Health Sciences Trust
Putnam International New Opportunities Fund
Putnam Investors Fund
Putnam Natural Resources Fund
Putnam New Opportunities Fund
Putnam OTC Emerging Growth Fund
Putnam Overseas Growth Fund
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II*

PUTNAM GROWTH AND INCOME FUNDS

Putnam Balanced Retirement Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam Growth and Income Fund II
Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam Adjustable Rate U.S. Government Fund
Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Federal Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Fund
Putnam Preferred Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Intermediate Tax Exempt Fund
Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income funds+
Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

LIFESTAGE(SM) FUNDS
Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.
THE THREE PORTFOLIOS:
Balanced Portfolio
Conservative Portfolio
Growth Portfolio


PUTNAM MONEY MARKET FUNDS
Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

*Formerly Putnam Growth Fund
+Not available in all states.

Please call your financial advisor or Putnam to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.

PUTNAM    NEW     VALUE FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

PUTNAMINVESTMENTS

        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

                       PUTNAM EMERGING MARKETS FUND
                            PUTNAM GENESIS FUND
                   PUTNAM GLOBAL GROWTH AND INCOME FUND
                         PUTNAM INTERNATIONAL FUND
                             PUTNAM JAPAN FUND
                  (EACH REFERRED TO HEREIN AS A "FUND"),

          EACH A SERIES OF PUTNAM INVESTMENT FUNDS (THE "TRUST")

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DECEMBER 28, 1995

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the funds dated December 28, 1995, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                             TABLE OF CONTENTS
PART  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . I-3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . I-5

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . I-7

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . .I-12

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . .I-13

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-30

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-41

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-61

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-67

                                   SAI
                                  PART I

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITH RESPECT TO A FUND WITHOUT A VOTE OF A MAJORITY OF THE
OUTSTANDING VOTING SECURITIES OF SUCH FUND, EACH FUND MAY NOT AND
WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

IT IS CONTRARY TO EACH FUND'S PRESENT POLICY, WHICH MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(3) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(4) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(5) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(6) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

Although certain of the Trust's fundamental investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so. For the purpose of fundamental investment restriction 8 above, the Trust will consider securities backed by the credit of different foreign governments as representing separate industries.

                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that fund, or (2) 67% or more of the shares of that fund present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

PUTNAM GLOBAL GROWTH AND INCOME FUND

Under a Management Contract dated December 2, 1994, as revised July 14, 1995, Putnam Global Growth and Income Fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 0.80% of the first $500 million, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter. Pursuant to the Management Contract, the fund incurred the following fees:

                                               REFLECTING A
                                               REDUCTION IN THE
                                               FOLLOWING AMOUNT
                                               PURSUANT TO AN
FISCAL         MANAGEMENT              EXPENSE
YEAR           FEE PAID                LIMITATION
------         ----------              -----------------

1995           $9,700                  $36,617

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal period indicated.

                              FISCAL           BROKERAGE
                              YEAR             COMMISSIONS
                              ------           ------------

Putnam Global Growth and
   Income Fund                1995             $5,158

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                              DOLLAR
                               VALUE    PERCENT OF
                            OF THESE         TOTAL    AMOUNT OF
                        TRANSACTIONS  TRANSACTIONS  COMMISSIONS
                        ------------  ------------  -----------
Putnam Global Growth
   and Income Fund        $1,513,351        82.82%       $4,306

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The Trust, on behalf of Putnam Global Growth and Income Fund, reimbursed Putnam Management in the following amount for administrative services during fiscal 1995, including the following amount for compensation of certain officers of the fund and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                                            PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                                              COMPENSATION
                           TOTAL                   AND
                       REIMBURSEMENT          CONTRIBUTIONS
                       -------------        ----------------

Putnam Global Growth
  and Income Fund             $30                    $29

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received no sales charges with respect to class A shares during fiscal 1995.

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1995 fiscal year, Putnam Global Growth and Income Fund incurred $6,524 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust
Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for the period ended September 30, 1995)
Putnam Global Growth and Income Fund

                               Class A
Inception date:                1/3/95

TOTAL RETURN                  NAV*    POP**
--------------------------------------------

Life of class                 13.41%  6.87%

*net asset value
**public offering price

ALL FUNDS

TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by each fund other than Putnam Global Growth and Income Fund for fiscal 1996, the fees paid to each Trustee by Putnam Global Growth and Income Fund for fiscal 1995 and the fees paid to each Trustee by all of the Putnam funds during calendar year 1995.

COMPENSATION TABLE

                                                   AGGREGATE COMPENSATION FROM*

                         PUTNAM      PUTNAM
      PUTNAM          GLOBAL GROWTH EMERGING       PUTNAM       PUTNAM         ALL
      GENESIS          AND INCOME    MARKETS    INTERNATIONAL    JAPAN       PUTNAM
TRUSTEES/YEAR             FUND*       FUND          FUND*        FUND*        FUND*     FUNDS**
-----------------------------------------------------------------------------------------------
Jameson A. Baxter/1994   $122       $122          $122         $122         $122      $150,854
Hans H. Estin/1972        122        122           122          122          122       150,854
John A. Hill/1985***      122        122           122          122          122       149,854
Elizabeth T. Kennan/1992  122        122           122          122          122       148,854
Lawrence J. Lasser/1992   122        122           122          122          122       150,854
Robert E. Patterson/1984  122        122           122          122          122       152,854
Donald S. Perkins/1982    122        122           122          122          122       150,854
William F. Pounds/1971    122        122           122          122          122       149,854
George Putnam/1957        122        122           122          122          122       150,854
George Putnam, III/1984   122        122           122          122          122       150,854
Eli Shapiro/1995****      122        122           122          122          122        95,372
A.J.C. Smith/1986         122        122           122          122          122       149,854
W. Nicholas Thorndike/1992122        122           122          122          122       152,854
------------------------------------------------------------------------------------------------
*        Reflects estimated amounts to be paid for fiscal year 1996.  Includes an annual retainer and an attendance fee for each meeting attended.
**       Reflects total payments received from all Putnam funds in the most recent calendar year.  As of December 31, 1995, there were 99 funds in the Putnam family.
***      Includes amounts of compensation deferred pursuant to a Trustee Compensation Deferral Plan.  The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of October 31, 1995 was $26,395.14, including income earned on such amounts.
****     Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

DISTRIBUTION FEES

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, although the funds are not currently making any payments pursuant to the plan. The purpose of the plan is to permit the funds to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sale of shares of the funds, reducing redemptions, or maintaining or providing services provided to shareholders by Putnam Mutual Funds or dealers.

The class A plan provides for payments by the funds to Putnam Mutual Funds at the annual rate of up to 0.35% of a fund's average net assets attributable to class A shares, subject to the authority of the Trustees to reduce the amount of payments or to suspend the class A plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. Should the Trustees decide in the future to approve payments under the plan, shareholders will be notified and this prospectus will be revised.

SHARE OWNERSHIP

At November 30, 1995, the officers and Trustees of the Trust as a group owned 3.67% of the outstanding shares of Putnam Global
Growth and Income Fund and, except as noted below, to the knowledge of the Trust no person owned of record or beneficially
5% or more of the shares of a fund.

                        PUTNAM EMERGING GROWTH FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

                            PUTNAM GENESIS FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

                   PUTNAM GLOBAL GROWTH AND INCOME FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*    96.10%

                         PUTNAM INTERNATIONAL FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

                             PUTNAM JAPAN FUND

                     SHAREHOLDER NAME       PERCENTAGE
                        AND ADDRESS            OWNED
                   --------------------      --------
                   Putnam Investments Inc.*  100%

*   c/o Putnam Investments, One Post Office Square, Boston, MA
    02109

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the Trust in
Part II of this SAI, each of the following persons is also a Vice
President of each fund and Vice President of certain of the Putnam funds. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam
Investments, Inc.

THOMAS R. BOGAN,  Senior Vice President of Putnam Management.
Prior to November, 1994, Mr. Bogan was Senior Analyst at Lord,
Abbett & Co.

PETER CARMAN,  Senior Managing Director of Putnam Management.
Prior to August, 1993, Mr. Carman was Chief Investment Officer,
Chairman of the U.S. Equity Investment Policy Committee and a
Director of Sanford C. Bernstein & Company, Inc.

DAVID L. KING,  Senior Vice President of Putnam Management.

CAROL C. MCMULLEN, Managing Director of Putnam Management. Prior to June, 1995, Ms. McMullen was Senior Vice President and Senior
Portfolio Manager of Baring Asset Management.

JEANNE L. MOCKARD,  Senior Vice President of Putnam Management.

JOHN J. MORGAN, JR.,  Managing Director of Putnam Management.

HUGH H. MULLIN,  Senior Vice President of Putnam Management.

PATRICK O'DONNELL,  Managing Director of Putnam Management.
Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

ANTHONY W. REGAN,  Senior Managing Director of Putnam Management.
Director of Putnam Investments, Inc.  Vice President and Trust
Officer of Putnam Fiduciary Trust Company.

THOMAS V. REILLY,  Managing Director of Putnam Management.

DAVID J. SANTOS,  Vice President of Putnam Management.

JUSTIN M. SCOTT,  Managing Director of Putnam Management.

SHELDON N. SIMON,  Senior Vice President of Putnam Management.

KENNETH J. TAUBES,  Senior Vice President of Putnam Management.
Prior to June, 1991, Mr. Taubes was Senior Vice President of the
Finance Division of U.S. Trust Company.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the independent accountants for Putnam International Fund, Putnam Genesis Fund and Putnam Global Growth and Income Fund (formerly Putnam Global Utilities Fund), and Price Waterhouse LLP, 160 Federal Street, Boston, MA, 02110 are the independent accountants for Putnam Emerging Growth Fund and Putnam Japan Fund, each providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in Putnam Global Growth and Income Fund's (formerly Putnam Global Utilities Fund) Annual Report for the fiscal year ended September 30, 1995, filed electronically on November 30, 1995 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.
               PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
           (A SERIES OF PUTNAM INVESTMENT FUNDS (THE "TRUST")

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                              JANUARY 1, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated January 1, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             TABLE OF CONTENTS
PART  I

SECURITY RATINGS . . . . . . . . . . . . . . . . . . . . . . . . . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .I-6

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . .I-9

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . .  I-13

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . I-14

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . . I-15

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-30

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-41

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-61

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-67

                                   SAI
                                 PART I

SECURITY RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

Aaa -- Bond which are rate Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S

BONDS

AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB-B-CCC-CC-C -- Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC -- The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC'- rating.

C -- The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES, THE FUND MAY NOT AND WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL, TO:


(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(3) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(4) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(5) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(6) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

(7) Invest in securities of an issuer which, together with any predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, if, as a result, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligations of the U.S.
government or its instrumentalities or agencies.

Although certain of the fund's investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so.

                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.



The Investment Company Act of 1940 provides that a "vote of the majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

MANAGEMENT FEES

For the past fiscal year, pursuant to its Management Contract, the fund incurred the following fees:
                                               REFLECTING A
                                               REDUCTION IN THE
                                               FOLLOWING AMOUNT
                                       MANAGEMENT   PURSUANT TO AN
FISCAL YEAR    FEE PAID                EXPENSE LIMITATION
-----------    ----------              -----------------

1995           $26,644                 $66,625

The expense limitation expired on December 31, 1995.

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal period indicated.

                             BROKERAGE
         FISCAL YEAR         COMMISSIONS
         -----------         -----------

         1995                $89,850


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                  DOLLAR
                  VALUE           PERCENT OF
                  OF THESE        TOTAL             AMOUNT OF
FISCAL YEAR       TRANSACTIONS    TRANSACTIONS    COMMISSIONS
-----------       ------------    ------------    -----------

1995              $19,865,274     99.14%          $89,646

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management in the following amount for administrative services during fiscal 1995, including the following amount for compensation of certain officers of the fund and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                                            PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                           TOTAL            COMPENSATION AND
FISCAL YEAR            REIMBURSEMENT          CONTRIBUTIONS
----------             -------------        ----------------

1995                      $30                    $29

TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by the fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995.

COMPENSATION TABLE


                     ESTIMATED        TOTAL
                     AGGREGATE     COMPENSATION
                   COMPENSATION      FROM ALL
TRUSTEES FROM THE FUND*           PUTNAM FUNDS**
-----------------------------------------------------------------
Jameson A. Baxter/1994                $122            $150,854
Hans H. Estin/1972                     122             150,854
John A. Hill/1985***                   122             149,854
Elizabeth T. Kennan/1992               122             148,854
Lawrence J. Lasser/1992                122             150,854
Robert E. Patterson/1984               122             152,854
Donald S. Perkins/1982                 122             150,854
William F. Pounds/1971                 122             149,854
George Putnam/1957                     122             150,854
George Putnam, III/1984                122             150,854
Eli Shapiro/1995****                   122              95,372
A.J.C. Smith/1986                      122             149,854
W. Nicholas Thorndike/1992             122             152,854
-----------------------------------------------------------------
* Reflects amounts paid for fiscal year 1995. Includes an annual retainer and attendance fee for each meeting attended.
** Reflects total payments received from all Putnam funds in the most recent calendar year. As of December 31, 1995, there were 99 funds in the Putnam family.
*** Includes amounts of compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of September 30, 1995 was $26,395, including income earned on such amounts.
****     Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

SHARE OWNERSHIP

At November 30, 1995, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the fund, and, except as noted below, to the knowledge of the Trust no person owned of record or beneficially 5% or more of the shares of the fund.


               PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND


                     SHAREHOLDER NAME       PERCENTAGE
       CLASS            AND ADDRESS            OWNED
       -----       --------------------      --------
         A            Merrill Lynch*           10.10%
         B            Merrill Lynch*           29.30%
         M            Merrill Lynch*           46.60%


*   c/o Merrill Lynch, 4800 Deer Lake East, Mutual Fund
    Operations, 3rd floor, Jacksonville, FL  32246-6483

DISTRIBUTION FEES

During fiscal 1995, the fund paid the following 12b-1 fees to Putnam Mutual Funds:


         CLASS A        CLASS B        CLASS M
         $2,619         $2,039         $238


CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received no contingent deferred sales charges upon redemptions of class A shares in fiscal 1995 but received sales charges with respect to class A shares in the following amount, all of which was allocated by Putnam Mutual Funds to dealer concessions, during the period indicated:

       TOTAL
     FRONT-END
         FISCAL YEAR             SALES CHARGES
         -----------             -------------
         1995                      $390,935

CLASS B CONTINGENT DEFERRED SALES CHARGE

Putnam Mutual Funds received no contingent deferred sales charges upon redemptions of class B shares in fiscal 1995:

CLASS M SALES CHARGES

Putnam Mutual Funds received no contingent deferred sales charges upon redemptions of class M shares in fiscal 1995 but received sales charges with respect to class M shares in the following amount, none of which was retained by Putnam Mutual Funds after dealer concessions, during the 1995 fiscal year:

                      TOTAL
FISCAL YEAR       SALES CHARGE
-----------       -------------
   1995              $38,725

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1995 fiscal year, the fund incurred $35,129 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended September 30, 1995)

                   Class A          Class B           Class M

Inception date  January 6, 1995  July 21, 1995     July 21, 1995

TOTAL
RETURN          NAV*     POP**    NAV    CDSC       NAV    POP
-----------------------------------------------------------------
Life of
class***      +21.06% +14.08%   +0.29%  -4.71%    +0.39% -3.11%

*   net asset value
**  public offering price
*** Performance data shown for each class represent cumulative, rather than average annual, total return.

Data represent past performance and are not indicative of future results. Total return at POP for class A and class M shares reflects the deduction of the maximum sales charge of 5.75% and 3.50%. Total return at CDSC for class B shares reflects the deduction of the applicable contingent deferred sales charge
(CDSC). The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the Trust in
Part II of this SAI, each of the following persons is also a Vice
President of the Trust and Vice President of certain of the Putnam Funds. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam
Investments, Inc.

THOMAS R. BOGAN,  Senior Vice President of Putnam Management.
Prior to November, 1994, Mr. Bogan was Senior Analyst at Lord,
Abbett & Co.

PETER CARMAN,  Senior Managing Director of Putnam Management.
Prior to August, 1993, Mr. Carman was Chief Investment Officer,
Chairman of the U.S. Equity Investment Policy Committee and a
Director of Sanford C. Bernstein & Company, Inc.

DAVID L. KING,  Senior Vice President of Putnam Management.

CAROL C. MCMULLEN, Managing Director of Putnam Management. Prior to June, 1995, Ms. McMullen was Senior Vice President and Senior
Portfolio Manager of Baring Asset Management.

JEANNE L. MOCKARD,  Senior Vice President of Putnam Management.

JOHN J. MORGAN, JR.,  Managing Director of Putnam Management.

PATRICK O'DONNELL,  Managing Director of Putnam Management.
Prior to May 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

ANTHONY W. REGAN,  Senior Managing Director of Putnam Management.

THOMAS V. REILLY,  Managing Director of Putnam Management.

DAVID J. SANTOS,  Vice President of Putnam Management.

JUSTIN M. SCOTT,  Managing Director of Putnam Management.

SHELDON N. SIMON,  Senior Vice President of Putnam Management.

KENNETH J. TAUBES,  Senior Vice President of Putnam Management.
Prior to June, 1991, Mr. Taubes was Senior Vice President of the
Finance Division of U.S. Trust Company.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and audited financial statements included in the fund's Annual Report for the period January 3, 1995 (commencement of operations) to September 30, 1995, filed electronically on November 28, 1995 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.


H:\USERS\ACIMAN\B48497X.1
                          PUTNAM NEW VALUE FUND
           (A SERIES OF PUTNAM INVESTMENT FUNDS (THE "TRUST"))

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                              JANUARY 1, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated January 1, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             TABLE OF CONTENTS
PART  I

SECURITY RATINGS . . . . . . . . . . . . . . . . . . . . . . . . . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .I-6

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . .I-9

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . .  I-13

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . I-13

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . . I-14

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-30

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-41

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-61

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-67

                                   SAI
                                 PART I

SECURITY RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.:

BONDS

Aaa -- Bond which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S:

BONDS

AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB-B-CCC-CC-C -- Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC -- The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC'- rating.

C -- The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D -- Debt rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES
OF THE FUND, THE FUND MAY NOT AND WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8)     Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Invest in warrants (other than warrants acquired by a fund as part of a unit or attached to securities at the time of purchase) if, as a result, such investments (valued at the lower of cost or market) would exceed 5% of the value of the fund's net assets; provided that not more than 2% of the fund's net assets may be invested in warrants not listed on the New York or American Stock Exchanges.

(3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(4) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(5) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(6) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(7) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

(8) Invest in securities of an issuer which, together with any predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, if, as a result, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligations of the U.S. government or its instrumentalities or agencies.

Although certain of the fund's investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so.

                           ---------------------




All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of the majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

MANAGEMENT FEES

For the past fiscal year, pursuant to its Management Contract, the fund incurred the following fees:

                                            REFLECTING A
                                            REDUCTION IN THE
                                            FOLLOWING AMOUNTS
    FISCAL              MANAGEMENT          PURSUANT TO AN
    YEAR                FEE PAID            EXPENSE LIMITATION
    ------              ----------          -----------------

    1995                $9,671              $32,910

EXPENSE LIMITATION. In order to limit the fund's expenses during its start-up period, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through May 31, 1996 to the extent that expenses of any class of shares of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the fund's distribution plans) would exceed the annual rate of 1.00% of the average net assets attributable to such class. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this SAI would be revised.

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal period indicated.

         FISCAL              BROKERAGE
         YEAR                COMMISSIONS
         ------              -----------
         1995                $8,320


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                  DOLLAR
                  VALUE           PERCENT OF
                  OF THESE        TOTAL             AMOUNT OF
                  TRANSACTIONS    TRANSACTIONS    COMMISSIONS
                  ------------    ------------    -----------
                  $2,615,752      66.60%          $5,530


ADMINISTRATIVE EXPENSE REIMBURSEMENT

The Trust, on behalf of the fund, reimbursed Putnam Management in the following amount for administrative services during fiscal
1995, including the following amount for compensation of certain officers of the Trust and contributions to the Putnam
Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                            PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                           TOTAL            COMPENSATION AND
                       REIMBURSEMENT          CONTRIBUTIONS
                       -------------        ----------------
                          $27                     $26

TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by the fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995.

COMPENSATION TABLE


                                      TOTAL
                     AGGREGATE     COMPENSATION
                   COMPENSATION      FROM ALL
TRUSTEES FROM THE FUND*           PUTNAM FUNDS**
-----------------------------------------------------------------
Jameson A. Baxter/1994                $122         $150,854
Hans H. Estin/1972                     122          150,854
John A. Hill/1985***                   122          149,854
Elizabeth T. Kennan/1992               122          148,854
Lawrence J. Lasser/1992                122          150,854
Robert E. Patterson/1984               122          152,854
Donald S. Perkins/1982                 122          150,854
William F. Pounds/1971                 122          149,854
George Putnam/1957                     122          150,854
George Putnam, III/1984                122          150,854
Eli Shapiro/1995****                   122           95,372
A.J.C. Smith/1986                      122          149,854
W. Nicholas Thorndike/1992             122          152,854
-----------------------------------------------------------------
* Reflects amounts paid for fiscal year 1995. Includes an annual retainer and an attendance fee for each meeting attended.
** Reflects total payments received from all Putnam funds in the most recent calendar year. As of December 31, 1995, there were 99 funds in the Putnam family.
*** Includes amounts of compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of August 31, 1995 was 17,217, including income earned on such amounts.
**** Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of (not available), based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

SHARE OWNERSHIP

At November 30, 1995, the officers and Trustees of the Trust as a group owned 7.37% of the outstanding shares of New Value Fund, and, except as noted below, to the knowledge of the Trust no person owned of record or beneficially 5% or more of the shares of the fund.


                             NEW VALUE FUND

                     SHAREHOLDER NAME       PERCENTAGE
       CLASS            AND ADDRESS            OWNED
       -----       --------------------      --------
         A        Putnam Investments*          76.20%
         A        The Putnam Companies Inc.**   8.80%


*   c/o Putnam Investments, One Post Office Square, Boston, MA
    02109
**  c/o The Putnam Companies Inc., One Post Office Square,
    Boston, MA  02109

DISTRIBUTION FEES

During fiscal 1995, the fund did not pay any 12b-1 fees to Putnam
Mutual Funds.

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received no sales charges with respect to class A shares during fiscal 1995. No class B or class M shares were outstanding during fiscal 1995.

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1995 fiscal period, the fund incurred $5,796 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended August 31, 1995)

                 Class A***
Inception
 date:         January 3, 1995
TOTAL
RETURN        NAV*    POP**
-----------------------------------------------------------------
Life of fund  23.88% 16.74%

*   net asset value
**  public offering price
*** Performance data shown for class A shares for the period
    January 3, 1995 to August 31, 1995 represent cumulative, rather than average annual, total return.

Data represent past performance and are not indicative of future results. Total return at POP for class A shares reflects the deduction of the maximum sales charge of 5.75%. There were no class B and M shares outstanding during this period. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the Trust in
Part II of this SAI, each of the following persons is also a Vice
President of the Trust and Vice President of certain of the Putnam Funds. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam
Investments, Inc.

THOMAS R. BOGAN,  Senior Vice President of Putnam Management.
Prior to November, 1994, Mr. Bogan was Senior Analyst at Lord,
Abbett & Co.

PETER CARMAN,  Senior Managing Director of Putnam Management.
Prior to August, 1993, Mr. Carman was Chief Investment Officer,
Chairman of the U.S. Equity Investment Policy Committee and a
Director of Sanford C. Bernstein & Company, Inc.

DAVID L. KING,  Senior Vice President of Putnam Management.

CAROL C. MCMULLEN, Managing Director of Putnam Management. Prior to June, 1995, Ms. McMullen was Senior Vice President and Senior
Portfolio Manager of Baring Asset Management.

JEANNE L. MOCKARD,  Senior Vice President of Putnam Management.

JOHN J. MORGAN, JR.,  Managing Director of Putnam Management.

PATRICK O'DONNELL,  Managing Director of Putnam Management.
Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

ANTHONY W. REGAN,  Senior Managing Director of Putnam Management.

THOMAS V. REILLY,  Managing Director of Putnam Management.

DAVID J. SANTOS,  Vice President of Putnam Management.

JUSTIN M. SCOTT,  Managing Director of Putnam Management.

SHELDON N. SIMON,  Senior Vice President of Putnam Management.

KENNETH J. TAUBES,  Senior Vice President of Putnam Management.
Prior to June, 1991, Mr. Taubes was Senior Vice President of the
Finance Division of U.S. Trust Company.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and audited financial statements included in the fund's Annual Report for the fiscal year ended August 31, 1995, filed electronically on November 1, 1995 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.


H:\USERS\ACIMAN\B48497X.1
                     PUTNAM AMERICAN RENAISSANCE FUND
                          PUTNAM BALANCED FUND
                 PUTNAM REAL ESTATE OPPORTUNITIES FUND
                          PUTNAM RESEARCH FUND
                 (EACH REFERRED TO HEREIN AS A "FUND"),

EACH A SERIES OF  PUTNAM INVESTMENT FUNDS (THE "TRUST")

                                                            FORM N-1A
                                 PART B

               STATEMENT OF ADDITIONAL INFORMATION ("SAI")
              January 1, 1996, as revised February 1, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the funds dated January 1, 1996, as revised February 1, 1996. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the Trust has more than one form of current prospectus for the above-referenced funds, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses for the above-referenced funds, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                             TABLE OF CONTENTS
PART  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .I-3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . .I-6

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . .I-11

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . I-11

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . ..  . I-12

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-30

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-41

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-61

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-67

                                   SAI
                                  PART I

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITH RESPECT TO A FUND WITHOUT A VOTE OF A MAJORITY OF THE
OUTSTANDING VOTING SECURITIES OF SUCH FUND, A FUND MAY NOT AND
WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that Putnam Real Estate Opportunities Fund may invest more than 25% of its total assets in securities of issuers in any industry in the real estate group of industries.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

IT IS CONTRARY TO EACH FUND'S PRESENT POLICY, WHICH MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Invest in warrants (other than warrants acquired by a fund as part of a unit or attached to securities at the time of purchase) if, as a result, such investments (valued at the lower of cost or market) would exceed 5% of the value of the fund's net assets; provided that not more than 2% of the fund's net assets may be invested in warrants not listed on the New York or American Stock Exchanges.

(3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(4) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(5) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(6) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(7) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

(8) Invest in securities of an issuer which, together with any predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, if, as a result, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligations of the U.S.
government or its instrumentalities or agencies.

Although certain of the funds' fundamental investment restrictions permit a fund to borrow money to a limited extent, none of the funds currently intends to do so or did so last year.

                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that fund, or (2) 67% or more of the shares of that fund present at a meeting if more than 50% of the outstanding shares of that fund are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

MANAGEMENT FEES

For the past fiscal year, pursuant to the Trust's Management
Contract, Putnam Balanced Fund and Putnam Real Estate
Opportunities Fund incurred the following fees.

                                             REFLECTING A
                                             REDUCTION IN THE
                                             FOLLOWING AMOUNTS
                         FISCAL   MANAGEMENT PURSUANT TO AN
FUND NAME                YEAR     FEE PAID   EXPENSE LIMITATION
---------                ------   ---------- ------------------
Putnam Balanced Fund     1995     $8,553     $19,100
Putnam Real Estate
 Opportunities Fund      1995     $7,598     $28,374

Putnam American Renaissance Fund and Putnam Research Fund had not commenced operations after the close of fiscal 1995.

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal period indicated.

                             FISCAL       BROKERAGE
FUND NAME                                 YEAR COMMISSIONS
-----------                  ------       -----------
Putnam Balanced Fund         1995         $3,351
Putnam Real Estate
 Opportunities Fund          1995         $4,062


ADMINISTRATIVE EXPENSE REIMBURSEMENT

Putnam Balanced Fund and Putnam Real Estate Opportunities Fund reimbursed Putnam Management in the following amounts for administrative services during fiscal 1995, including the following amounts for compensation of certain officers of the Trust and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit. Putnam American Renaissance Fund and Putnam Research Fund had not commenced operations after the close of fiscal 1995.

                                            PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                           TOTAL            COMPENSATION AND
FUND NAME              REIMBURSEMENT          CONTRIBUTIONS
---------              -------------        ----------------

Putnam Balanced Fund       $30                      $29
Putnam Real Estate
 Opportunities Fund        $27                      $26

TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by each fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995:

COMPENSATION TABLE

                                                  AGGREGATE COMPENSATION FROM*


      PUTNAM                        PUTNAM
     AMERICAN            PUTNAM    REAL ESTATE     PUTNAM
    RENAISSANCE         BALANCED  OPPORTUNITIES   RESEARCH         ALL
TRUSTEES/YEAR             FUND        FUND          FUND          FUND    PUTNAM FUNDS**
---------------------------------------------------------------------------------------------------------
Jameson A. Baxter/1994    $122      $122           $122          $122          $150,854
Hans H. Estin/1972         122        122           122           122           150,854
John A. Hill/1985***       122        122           122           122           149,854
Elizabeth T. Kennan/1992   122        122           122           122           148,854
Lawrence J. Lasser/1992    122        122           122           122           150,854
Robert E. Patterson/1984   122        122           122           122           152,854
William F. Pounds/1971     122        122           122           122           150,854
George Putnam/1957         122        122           122           122           149,854
George Putnam, III/1984    122        122           122           122           150,854
Eli Shapiro/1995****       122        122           122           122           150,854
A.J.C. Smith/1986          122        122           122           122            95,372
W. Nicholas Thorndike/1992 122        122           122           122           152,854
----------------------------------------------------------------------------------------------------------
*        Reflects amounts paid for fiscal year 1995.  Includes an annual retainer and an attendance fee for each meeting attended.
**  Reflects total payments received from all Putnam funds in the most recent calendar year.  As of
    December 31, 1995, there were 99 funds in the Putnam family.
*** Includes amounts of compensation deferred pursuant to a Trustee Compensation Deferral Plan.  The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of August 31, 1995 was $17,217.31, and as of
    September 30, 1995 was $26,395.14, including income earned on such amounts.
****     Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

SHARE OWNERSHIP

At November 30, 1995, the officers and Trustees of the Trust as a group owned 1.28% of the outstanding shares Putnam Research Fund, 6.58% of the outstanding shares of Putnam Real Estate Opportunities Fund and, except as noted below, to the knowledge of the Trust no person owned of record or beneficially 5% or more of the shares of the fund.



                    PUTNAM AMERICAN RENAISSANCE FUND

                     SHAREHOLDER NAME       PERCENTAGE
       CLASS            AND ADDRESS            OWNED
       -----       --------------------      --------
         A         Putnam Investments Inc.*    99.20%

                          PUTNAM BALANCED FUND

                     SHAREHOLDER NAME       PERCENTAGE
       CLASS            AND ADDRESS            OWNED
       -----       --------------------      --------
         A         Putnam Investments Inc.*    95.70%

                  PUTNAM REAL ESTATE OPPORTUNITIES FUND

                     SHAREHOLDER NAME       PERCENTAGE
       CLASS            AND ADDRESS            OWNED
       -----       --------------------      --------
         A         Putnam Investments Inc.*    91.80%

                          PUTNAM RESEARCH FUND

                     SHAREHOLDER NAME       PERCENTAGE
       CLASS            AND ADDRESS            OWNED
       -----       --------------------      --------
         A         Putnam Investments Inc.*    79.30%
         A         Thomas R. Bogan**           14.60%

*   c/o Putnam Investments, One Post Office Square, Boston, MA
    02109
**  Thomas R. Bogan, 1 Devonshire Place, Boston, Massachusetts
    02109


CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received no sales charges with respect to class A shares for any of the funds during fiscal 1995.

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1995 fiscal year, Putnam Balanced Fund and Putnam Real Estate Opportunities Fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company. Putnam American Renaissance Fund and Putnam Research Fund commenced operations after the close of fiscal 1995.

FUND NAME
---------
Putnam Balanced Fund                        $16,701
Putnam Real Estate
 Opportunities Fund                         $ 5,183

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for the period ended September 30, 1995)

PUTNAM BALANCED FUND
                              Class A
Inception date:            January 3, 1995

TOTAL
RETURN                   NAV*          POP**
-----------------------------------------------------------------
Life of class           24.24%       17.07%

   Performance data for class A shares for the period January 3, 1995 to September 30, 1995 represent cumulative, rather than average annual, total return.

STANDARD PERFORMANCE MEASURES
(for the period ended August 31, 1995)

PUTNAM REAL ESTATE OPPORTUNITIES FUND

                              Class A
Inception date:            January 3, 1995

TOTAL
RETURN                    NAV*         POP**
-----------------------------------------------------------------
Life of class            11.65%        5.21%

   Performance data for class A shares for the period January 3, 1995 to September 30, 1995 represent cumulative, rather than average annual, total return.

*net asset value
**public offering price

Data represent past performance and are not indicative of future results. Total return at POP reflects the deduction of the maximum sales charge of 5.75%. Putnam American Renaissance Fund and Putnam Research Fund commenced operations on October 2, 1995. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the Trust in
Part II of this SAI, each of the following persons is also a Vice
President of the Trust and Vice President of certain of the Putnam funds. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam
Investments, Inc.

THOMAS R. BOGAN,  Senior Vice President of Putnam Management.
Prior to November, 1994, Mr. Bogan was Senior Analyst at Lord,
Abbett & Co.

PETER CARMAN,  Senior Managing Director of Putnam Management.
Prior to August, 1993, Mr. Carman was Chief Investment Officer,
Chairman of the U.S. Equity Investment Policy Committee and a
Director of Sanford C. Bernstein & Company, Inc.

DAVID L. KING,  Senior Vice President of Putnam Management.

CAROL C. MCMULLEN, Managing Director of Putnam Management. Prior to June, 1995, Ms. McMullen was Senior Vice President and Senior
Portfolio Manager of Baring Asset Management.

JEANNE L. MOCKARD,  Senior Vice President of Putnam Management.

JOHN J. MORGAN, JR.,  Managing Director of Putnam Management.

PATRICK O'DONNELL,  Managing Director of Putnam Management.
Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

ANTHONY W. REGAN,  Senior Managing Director of Putnam Management.

THOMAS V. REILLY,  Managing Director of Putnam Management.

DAVID J. SANTOS,  Vice President of Putnam Management.

JUSTIN M. SCOTT,  Managing Director of Putnam Management.

SHELDON N. SIMON,  Senior Vice President of Putnam Management.

KENNETH J. TAUBES,  Senior Vice President of Putnam Management.
Prior to June, 1991, Mr. Taubes was Senior Vice President of the
Finance Division of U.S. Trust Company.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Price Waterhouse LLP, 160 Federal Street, Boston, MA, 02110, are the independent accountants for Putnam American Renaissance Fund and Putnam Research Fund, and Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the independent accountants for Putnam Balanced Fund and Putnam Real Estate Opportunities Fund, each providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Reports of Independent Accountants, financial highlights and financial statements included in the Annual Report for the fiscal year ended August 31, 1995 for Putnam Real Estate Opportunities Fund, filed electronically on November 1, 1995 (File No. 811-7237), and in the Annual Report for the fiscal year ended September 30, 1995 for Putnam Balanced Fund, filed electronically on November, 1995 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.



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